Fair Value Measurement - Schedule of Level 2 Available-for-Sale Short-term Investments Measured on Recurring Basis (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Beginning balance	$ 1,146,756
Purchases		$ 10,091,454
Redemption	(1,226,713)	(8,956,178)
Realized gain (loss)	599	11,743
Exchange difference	$ 79,358	(263)
Ending balance		$ 1,146,756